Income taxes (Tables)	12 Months Ended
Mar. 31, 2018
Components of Income Before Income Taxes

The components of income before income taxes comprise the following:

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Income before income taxes:
Parent company and domestic subsidiaries	1,834,413	1,423,208	1,880,971
Foreign subsidiaries	1,148,968	770,617	739,458

	2,983,381	2,193,825	2,620,429

Provision for Income Taxes

The provision for income taxes consists of the following:

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Current income tax expense:
Parent company and domestic subsidiaries	591,868	435,560	565,998
Foreign subsidiaries	253,512	246,639	176,369

Total current	845,380	682,199	742,367

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	(40,934)	(21,756)	45,097
Foreign subsidiaries	73,823	(31,543)	(283,058)

Total deferred	32,889	(53,299)	(237,961)

Total provision	878,269	628,900	504,406

Reconciliation of Differences Between Statutory Tax Rate and Effective Income Tax Rate

Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2016	2017	2018
Statutory tax rate	32.9%	31.1%	31.1%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.3	0.4	0.4
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.0	1.3	1.1
Deferred tax liabilities on undistributed earnings of affiliated companies accounted for by the equity method	2.4	3.3	3.8
Valuation allowance	(0.4)	(0.6)	(2.0)
Tax credits	(4.7)	(4.8)	(4.3)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(1.3)	(1.9)	(1.5)
Unrecognized tax benefits adjustments	0.2	0.4	0.2
Revision to reduce deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates	(0.5)	—	—
Effect of the Tax Cuts and Jobs Act of 2017 of the United States	—	—	(9.5)
Other	(0.5)	(0.5)	(0.1)

Effective income tax rate	29.4%	28.7%	19.2%

Components of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31,
	2017	2018
Deferred tax assets
Accrued pension and severance costs	219,465	199,366
Accrued expenses and liabilities for quality assurances	644,936	609,257
Other accrued employees’ compensation	114,752	112,316
Operating loss carryforwards for tax purposes	76,317	203,897
Allowance for doubtful accounts and credit losses	82,916	63,223
Property, plant and equipment and other assets	234,372	249,320
Other	335,992	348,852

Gross deferred tax assets	1,708,750	1,786,231
Less - Valuation allowance	(146,623)	(93,814)

Total deferred tax assets	1,562,127	1,692,417

Deferred tax liabilities
Unrealized gains on securities, net	(692,962)	(635,292)
Undistributed earnings of foreign subsidiaries	(28,544)	(29,967)
Undistributed earnings of affiliated companies accounted for by the equity method	(709,094)	(794,485)
Basis difference of acquired assets	(31,861)	(30,768)
Lease transactions	(973,000)	(751,292)
Other	(46,407)	(74,658)

Gross deferred tax liabilities	(2,481,868)	(2,316,462)

Net deferred tax liability	(919,741)	(624,045)

The deferred tax assets and liabilities above that comprise the net deferred tax liability are included in the consolidated balance sheets as follows:

	Yen in millions
	March 31,
	2017	2018
Deferred tax assets
Investments and other assets - Other	503,985	494,120
Deferred tax liabilities
Deferred income taxes (Long-term liabilities)	(1,423,726)	(1,118,165)

Net deferred tax liability	(919,741)	(624,045)

Net Changes in Total Valuation Allowance for Deferred Tax Assets

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2016, 2017 and 2018 consist of the following:

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Valuation allowance at beginning of year	169,811	151,665	146,623
Additions	33,243	27,147	16,106
Deductions	(43,723)	(37,891)	(74,435)
Other	(7,666)	5,702	5,520

Valuation allowance at end of year	151,665	146,623	93,814

Summary of Gross Unrecognized Tax Benefits Changes

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2016, 2017 and 2018 is as follows:

	Yen in millions
	For the years ended March 31,
	2016	2017	2018
Balance at beginning of year	13,644	19,250	21,553
Additions based on tax positions related to the current year	1,001	8,187	612
Additions for tax positions of prior years	6,378	6,076	13,954
Reductions for tax positions of prior years	(77)	(5,593)	(13,217)
Reductions for tax positions related to lapse of statute of limitations	(7)	(9)	—
Reductions for settlements	(427)	(6,317)	(26)
Other	(1,262)	(41)	(1,312)

Balance at end of year	19,250	21,553	21,564